Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	CollPlant Biotechnologies Ltd.
Trading Symbol	CLGN
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	10,772,024
Amendment Flag	false
Entity Central Index Key	0001631487
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38370
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	4 Oppenheimer
Entity Address, Address Line Two	Weizmann Science Park
Entity Address, City or Town	Rehovot
Entity Address, Postal Zip Code	7670104
Entity Address, Country	IL
Title of 12(b) Security	Ordinary shares, par value NIS 1.50 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Name	Kost Forer Gabay & Kasierer
Auditor Firm ID	1281
Auditor Location	Tel-Aviv, Israel
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	4 Oppenheimer
Entity Address, Address Line Two	Weizmann Science Park
Entity Address, City or Town	Rehovot
Entity Address, Postal Zip Code	7670104
Entity Address, Country	IL
Contact Personnel Name	Yehiel Tal
City Area Code	972
Local Phone Number	73 232 5600